Non Controlling Interests (Details 2) In Thousands, unless otherwise specified	12 Months Ended							1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Tianwei Group Tianwei Yingli	Dec. 31, 2014 Tianwei Baobian Tianwei Yingli	Dec. 31, 2013 Tianwei Baobian Tianwei Yingli	May 31, 2014 Tianwei Baobian Tianwei Group Tianwei Yingli
Non Controlling Interests
Balance at beginning of year		1,619,045	1,846,905	1,892,464
Capital contribution to subsidiaries by non-controlling interests		980		85,770
Net loss attributable to non-controlling interests	(16,363)	(101,526)	(110,473)	(127,475)
Share-based compensation			1,682	6,671
Currency translation adjustments of subsidiaries		546	(4,486)	18,726
Profit distribution by a subsidiary			8,888	29,251
Transactions with noncontrolling interest holders			(105,695)
Balance at end of year	$ 244,826	1,519,045	1,619,045	1,846,905
Equity interest (as a percent)							25.99%
Equity interest transferred (as a percent)								7.00%
Period for notice of subscription right					1 month	1 month